LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of future minimum lease payments relating to the right-of-use assets
The present value of future minimum lease payments relating to the right-of-use assets as at December 31, 2024 in aggregate for the next five years and thereafter are as follows:

2025	$945
2026	942
2027	657
2028	441
2029	458
2030 and thereafter	30,944
$34,387